Concentration Risk	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
CONCENTRATION RISK
17.	CONCENTRATION RISK

The Company has a concentration of its account receivables with specific customers. As of December 31, 2021, four customers accounted for 20.3%, 12.0%, 11.2% and 10.8% of net accounts receivable, respectively. As of December 31, 2020, two customers accounted for 22.6% and 19.2% of net accounts receivable, respectively.

For the year ended December 31, 2021, three customers accounted for approximately 23.4%, 21.9% and 10.7% of the total revenue, respectively. For the year ended December 31, 2020, two customers accounted for approximately 26.9% and 19.7% of the total revenue, respectively. For the year ended December 31, 2019, three customers accounted for approximately 25.5%, 15.1% and 14.1% of the total revenue, respectively.

As of December 31, 2021 and 2020, the Company had insignificant balance of accounts payable and did not further assess the concentration risk of accounts payable.

For the year ended December 31, 2021, two suppliers accounted for approximately 16.4% and 10.2% of the total cost of revenue, respectively. For the year ended December 31, 2020, no supplier accounted for more than 10% of the total cost of revenue. For the year ended December 31, 2019, one supplier accounted for approximately 18.7% of the total cost of revenue.